Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Short-Term Debt

	As of December 31,
	2020	2021
	RMB	RMB
Short-term borrowing—banks	—	9,000

Total	—	9,000